SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29  SUBSEQUENT EVENTS

        In February 2017, the Company completed the sale of three solar farms, SSM 1, SSM 2 and SSM 3, totaling 59.8 MWac to Fengate SSM Holdco LP, an affiliate of Fengate Real Asset Investments, for over $195 million.

        In March 2017, the Company completed the sale of two solar power plants in China, totaling approximately 69.5 MWp to Shenzhen Energy Nanjing Holding Co., Ltd., a subsidiary of Shenzhen Energy Group Co., Ltd., for approximately RMB687.1 million ($99.8 million).